Goodwill & Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill & Intangible Assets, Net [Abstract]
GOODWILL & INTANGIBLE ASSETS, NET

NOTE 3 — GOODWILL & INTANGIBLE ASSETS, NET:

Goodwill

The following table presents the changes in the carrying amount of goodwill during the periods ended December 31, 2023, and 2022 (U.S. dollars in thousands):

Segment of Operation	Radiology Services	AI Solutions	Total
Balance as of December 31, 2021	7,055	51,243	58,298
Impairment of the Goodwill related to the acquisition of Nanox AI	-	(50,878)	(50,878)
Balance as of December 31, 2022	7,055	365	7,420
Impairment of the Goodwill related to the acquisition of Nanox AI	-	(365)	(365)
Impairment of the Goodwill related to the acquisition of USARAD	(7,055)	-	(7,055)
Balance as of December 31, 2023	-	-	-

The goodwill balance related to the acquisitions of Nanox AI and USARAD is not deductible for tax purposes.

Goodwill impairment assessments for the years ended December 31, 2023

AI solutions reporting unit

During 2023, in light of triggering events arising from the increase of the discount rate and changes in the Company’s estimates as a result of business specific considerations, the Company performed a quantitative assessment for goodwill impairment for the Company’s AI solutions reporting unit. The amount of goodwill assigned to the AI solutions reporting unit on the interim testing date was $365 thousand. When evaluating the fair value of the AI solutions reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 7 years following the assessment date, including expected revenue growth, costs to sales and operating expenses; (b) an estimated terminal value using a terminal year long-term future growth rate of 3.0% determined based on the growth prospects of the reporting unit; and (c) a discount rate of 22.7% which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the AI solutions reporting unit’s operations and the uncertainty inherent in the Company’s internally developed forecasts. Specifically, as part of the Company’s interim impairment test, in making the assumptions mentioned in clauses (a) and (b) above, the Company considered (1) the efforts and time required for the AI solutions reporting unit to achieve financial stability, (2) its estimate that it would take approximately one year for such unit to generate any material revenue and two years to achieve profitability; and (3) its estimate that it would take longer than we originally expected for such unit to generate material revenues, gross profit, and positive operating cash flows, especially from its population health applications.

As a result of the impairment assessment, the Company concluded that the fair value of the AI solutions reporting unit decreased below its carrying value and therefor the Company recorded a goodwill impairment charge of $365 thousand. As a result, the goodwill assigned to the AI solutions reporting unit was fully impaired.

Radiology services reporting unit

During 2023, in light of triggering events arising from the increase of the discount rate and changes in the Company’s estimates as a result of business specific considerations, the Company performed a quantitative assessment for goodwill impairment for the Company’s radiology services reporting unit. The amount of goodwill assigned to the AI solutions reporting unit on the interim testing date, which had not changed from the amount assigned to such unit on the acquisition date, was $7,055 thousand. When evaluating the fair value of the Radiology services reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 8 years following the assessment date, including expected revenue growth, costs to sales and operating expenses; (b) an estimated terminal value using a terminal year long-term future growth rate of 3.0% determined based on the growth prospects of the reporting unit; and (c) a discount rate of 27.9% which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the Radiology services reporting unit’s operations and the uncertainty inherent in the Company’s internally developed forecasts. Specifically, as part of the Company’s interim impairment test, in making the assumptions mentioned in clauses (a) and (b) above, the Company considered (1) the efforts and time required for the Radiology services reporting unit to achieve financial stability, (2) its estimate that it would take approximately one year for such unit to generate any material revenue and two years to achieve profitability; and (3) its estimate that it would take longer than we originally expected for such unit to generate material revenues, gross profit, and positive operating cash flows, especially from its population health applications. As a result of the impairment assessment, the Company concluded that the fair value of the Radiology services reporting unit decreased below its carrying value and therefor the Company recorded a goodwill impairment charge of $7,055 thousand. As a result, the goodwill assigned to the Radiology services reporting unit was fully impaired.

Goodwill impairment assessments for the year ended December 31, 2022

AI solutions reporting unit

During the second quarter of 2022, in light of triggering events arising from the increase of the discount rate and changes in the Company’s estimates as a result of business specific considerations, the Company performed a quantitative interim assessment for goodwill impairment for the Company’s AI solutions reporting unit. The amount of goodwill assigned to the AI solutions reporting unit on the interim testing date, which had not changed from the amount assigned to such unit on the acquisition date, was $51,243 thousand. When evaluating the fair value of the AI solutions reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to sales and operating expenses; (b) an estimated terminal value using a terminal year long-term future growth rate of 3.0% determined based on the growth prospects of the reporting unit; and (c) a discount rate of 22.0% which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the AI solutions reporting unit’s operations and the uncertainty inherent in the Company’s internally developed forecasts. Specifically, as part of the Company’s interim impairment test, in making the assumptions mentioned in clauses (a) and (b) above, the Company considered (1) the efforts and time required for the AI solutions reporting unit to achieve financial stability, (2) its estimate that it would take approximately one year for such unit to generate any material revenue and two years to achieve profitability; and (3) its estimate that it would take longer than we originally expected for such unit to generate material revenues, gross profit, and positive operating cash flows, especially from its population health applications. As a result of the impairment assessment, the Company concluded that the fair value of the AI solutions reporting unit decreased below its carrying value by 11.61%, and therefore the Company recorded a goodwill impairment charge of $14,338 thousand in the second quarter of 2022. As a result, the remaining amount of goodwill assigned to the AI solutions reporting unit at June 30, 2022 was $36,905 thousand.

During the fourth quarter of 2022, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the AI solutions reporting unit results, projections and additional business and industry specific considerations, the Company performed a further revision of the estimates of the fair value of the AI solutions reporting unit. As part of this analysis, the Company also considered the potential impacts of the sensitivity of estimates and assumptions. When evaluating the fair value of the AI solutions reporting unit under the income approach, the Company used the same discounted cash flow model discussed above; however, in clause (c) the resulting cash flow amounts were discounted using a discount rate of 22.50%. As a result of the impairment assessment, the Company concluded that the fair value of the AI solutions reporting unit decreased below its carrying value by 34.44%, and therefore we recorded an additional goodwill impairment charge of $36,540 thousand in the fourth quarter of 2022. As a result, the amount of goodwill assigned to the AI solutions reporting unit on December 31, 2022, was $365 thousand.

Radiology services reporting unit

During the fourth quarter of 2022, the Company performed its annual impairment test for goodwill impairment. The Company performed a quantitative assessment for goodwill impairment for the Company’s radiology services reporting unit and concluded that the fair value of the radiology services reporting unit exceeded its carrying amount by approximately 5.3%, with a carrying amount of goodwill assigned to this reporting unit in an amount of $7,055 thousand. When evaluating the fair value of the radiology services reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs of sales and operating expenses; (b) an estimated terminal value using a terminal year long-term future growth rate of 3% determined based on the growth prospects of the reporting unit; and (c) a discount rate of 27.5% which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the radiology services reporting unit’s operations and the uncertainty inherent in the Company’s internally developed forecasts.

Intangible assets

Identifiable intangible assets consisted of the following:

				Accumulated
				amortization
	Useful life	Gross carrying amount		December 31,		Net carrying amount
	(Years)	2024	2023	2024	2023	2024	2023
Developed technology	10	27,316	27,316	8,655	5,921	18,661	21,395
Image big data	10	52,500	52,500	16,625	11,375	35,875	41,125
Market platform	4	2,591	2,591	2,052	1,404	539	1,187
Radiologist relationships	11.17	17,770	17,770	5,042	3,448	12,728	14,322
Trade name	12.17	2,095	2,095	545	373	1,550	1,722
Customer relationships	6.17	1,322	1,322	680	466	642	856
Total balance as of December 31, 2024		103,594	103,594	33,599	22,987	69,995	80,607

No impairment was recognized in connection with definite life intangible assets during the reporting periods.

Amortization expenses were $10,612, $10,612 and $10,607 thousand for the years ended December 31, 2024, 2023, and 2022.

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows (U.S. dollars in thousands):

Year ended December 31,
2025	10,498
2026	9,959
2027	9,959
2028	9,747
2029	9,745
Thereafter	20,087
Total	69,995